Vanguard® Institutional Index Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (8.9%)
*	Alphabet Inc. Class A	39,807,193	5,209,169
*	Meta Platforms Inc. Class A	14,913,562	4,477,200
*	Alphabet Inc. Class C	33,867,801	4,465,470
	Comcast Corp. Class A	27,617,228	1,224,548
*	Netflix Inc.	2,973,530	1,122,805
*	Walt Disney Co.	12,278,581	995,179
	Verizon Communications Inc.	28,209,280	914,263
	AT&T Inc.	47,970,122	720,511
*	T-Mobile US Inc.	3,473,322	486,439
	Activision Blizzard Inc.	4,800,197	449,442
*	Charter Communications Inc. Class A	682,901	300,354
	Electronic Arts Inc.	1,653,083	199,031
*	Warner Bros Discovery Inc.	14,876,081	161,554
*	Take-Two Interactive Software Inc.	1,060,511	148,885
	Omnicom Group Inc.	1,327,409	98,865
*	Live Nation Entertainment Inc.	952,547	79,100
	Interpublic Group of Cos. Inc.	2,576,382	73,839
*	Match Group Inc.	1,861,133	72,910
	News Corp. Class A	3,345,400	67,109
	Fox Corp. Class A	1,669,608	52,092
[1]	Paramount Global Class B	3,238,086	41,771
	Fox Corp. Class B	925,115	26,717
			21,387,253
Consumer Discretionary (10.7%)
*	Amazon.com Inc.	60,924,341	7,744,702
*	Tesla Inc.	18,528,798	4,636,276
	Home Depot Inc.	6,746,210	2,038,435
	McDonald's Corp.	4,889,765	1,288,160
	Lowe's Cos. Inc.	3,932,182	817,265
	NIKE Inc. Class B	8,221,184	786,110
*	Booking Holdings Inc.	239,525	738,683
	Starbucks Corp.	7,685,593	701,464
	TJX Cos. Inc.	7,711,727	685,418
*	Airbnb Inc. Class A	2,860,962	392,553
*	O'Reilly Automotive Inc.	405,283	368,346
*	Chipotle Mexican Grill Inc.	185,046	338,973
	Marriott International Inc. Class A	1,680,899	330,398
	Ford Motor Co.	26,375,525	327,584
*	AutoZone Inc.	121,828	309,442
	General Motors Co.	9,230,596	304,333
	Hilton Worldwide Holdings Inc.	1,754,431	263,480
	Ross Stores Inc.	2,284,863	258,075

		Shares	Market Value ($000)
	Yum! Brands Inc.	1,880,402	234,937
	DR Horton Inc.	2,044,057	219,675
*	Aptiv plc	1,899,158	187,238
	Lennar Corp. Class A	1,650,265	185,209
	eBay Inc.	3,573,974	157,577
	Tractor Supply Co.	730,631	148,355
*	Royal Caribbean Cruises Ltd.	1,582,634	145,824
	Genuine Parts Co.	941,846	135,984
*	Ulta Beauty Inc.	334,374	133,566
*	NVR Inc.	21,864	130,382
	Darden Restaurants Inc.	809,813	115,981
	PulteGroup Inc.	1,473,052	109,079
	Garmin Ltd.	1,026,417	107,979
	Las Vegas Sands Corp.	2,205,072	101,080
*	Expedia Group Inc.	925,699	95,412
	Pool Corp.	262,232	93,381
*	Carnival Corp.	6,756,679	92,702
	Best Buy Co. Inc.	1,300,431	90,341
	Domino's Pizza Inc.	235,667	89,268
	LKQ Corp.	1,795,768	88,908
*	CarMax Inc.	1,060,119	74,982
*	MGM Resorts International	1,884,715	69,282
*	Caesars Entertainment Inc.	1,447,001	67,068
	BorgWarner Inc. (XNYS)	1,579,946	63,782
	Wynn Resorts Ltd.	650,221	60,087
	Hasbro Inc.	873,359	57,764
*	Etsy Inc.	822,680	53,129
	Bath & Body Works Inc.	1,539,512	52,036
	Whirlpool Corp.	368,346	49,248
*	Norwegian Cruise Line Holdings Ltd.	2,855,935	47,066
	Tapestry Inc.	1,553,826	44,672
	VF Corp.	2,214,572	39,131
	Ralph Lauren Corp.	270,540	31,407
*	Mohawk Industries Inc.	353,914	30,369
	Lennar Corp. Class B	49,389	5,049
			25,737,647
Consumer Staples (6.5%)
	Procter & Gamble Co.	15,817,518	2,307,143
	Costco Wholesale Corp.	2,973,504	1,679,911
	PepsiCo Inc.	9,237,005	1,565,118
	Walmart Inc.	9,576,322	1,531,541
	Coca-Cola Co.	26,114,952	1,461,915
	Philip Morris International Inc.	10,416,485	964,358
	Mondelez International Inc. Class A	9,128,471	633,516
	Altria Group Inc.	11,907,967	500,730
	Colgate-Palmolive Co.	5,546,655	394,423
	Target Corp.	3,096,653	342,397
	Kimberly-Clark Corp.	2,269,241	274,238
	Constellation Brands Inc. Class A	1,081,934	271,922
	Archer-Daniels-Midland Co.	3,596,021	271,212
*	Monster Beverage Corp.	4,989,102	264,173
	General Mills Inc.	3,929,072	251,421
	Kenvue Inc.	11,557,465	232,074
	Estee Lauder Cos. Inc. Class A	1,556,777	225,032
	Sysco Corp.	3,391,908	224,035
	Keurig Dr Pepper Inc.	6,756,047	213,288
	Hershey Co.	1,006,224	201,325
	Kroger Co.	4,434,164	198,429

		Shares	Market Value ($000)
	Kraft Heinz Co.	5,353,394	180,088
	Dollar General Corp.	1,471,754	155,712
	Church & Dwight Co. Inc.	1,651,973	151,370
*	Dollar Tree Inc.	1,403,731	149,427
	McCormick & Co. Inc.	1,685,033	127,456
	Bunge Ltd.	1,010,052	109,338
	Walgreens Boots Alliance Inc.	4,804,481	106,852
	Kellogg Co.	1,769,132	105,281
	Tyson Foods Inc. Class A	1,915,618	96,720
	Lamb Weston Holdings Inc.	978,581	90,480
	Conagra Brands Inc.	3,206,390	87,919
	J M Smucker Co.	685,034	84,198
	Molson Coors Beverage Co. Class B	1,246,067	79,237
	Clorox Co.	580,189	76,040
	Hormel Foods Corp.	1,943,049	73,894
	Brown-Forman Corp. Class B	1,224,627	70,649
	Campbell Soup Co.	1,319,301	54,197
			15,807,059
Energy (4.7%)
	Exxon Mobil Corp.	26,861,237	3,158,344
	Chevron Corp.	11,905,161	2,007,448
	ConocoPhillips	8,035,101	962,605
	Schlumberger NV	9,536,556	555,981
	EOG Resources Inc.	3,906,972	495,248
	Marathon Petroleum Corp.	2,682,928	406,034
	Pioneer Natural Resources Co.	1,564,313	359,088
	Phillips 66	2,987,766	358,980
	Valero Energy Corp.	2,369,549	335,789
	Occidental Petroleum Corp.	4,451,844	288,836
	Hess Corp.	1,854,117	283,680
	Williams Cos. Inc.	8,161,784	274,971
	ONEOK Inc.	3,910,677	248,054
	Halliburton Co.	6,027,261	244,104
	Baker Hughes Co.	6,772,938	239,220
	Kinder Morgan Inc.	13,003,953	215,606
	Devon Energy Corp.	4,303,128	205,259
	Diamondback Energy Inc.	1,199,304	185,748
	Coterra Energy Inc.	5,077,990	137,360
	Targa Resources Corp.	1,502,736	128,815
	Marathon Oil Corp.	4,067,585	108,808
	EQT Corp.	2,422,501	98,305
	APA Corp.	2,061,447	84,725
			11,383,008
Financials (12.7%)
*	Berkshire Hathaway Inc. Class B	12,236,696	4,286,515
	JPMorgan Chase & Co.	19,499,812	2,827,863
	Visa Inc. Class A	10,781,361	2,479,821
	Mastercard Inc. Class A	5,582,707	2,210,249
	Bank of America Corp.	46,390,263	1,270,165
	Wells Fargo & Co.	24,550,974	1,003,153
	S&P Global Inc.	2,183,462	797,859
	Morgan Stanley	8,561,174	699,191
	Goldman Sachs Group Inc.	2,007,144	649,452
	Marsh & McLennan Cos. Inc.	3,314,196	630,691
	BlackRock Inc.	941,723	608,814
	American Express Co.	3,904,083	582,450
	Chubb Ltd.	2,755,833	573,709

		Shares	Market Value ($000)
	Charles Schwab Corp.	9,977,760	547,779
	Progressive Corp.	3,927,556	547,109
	Citigroup Inc.	12,921,777	531,473
	Blackstone Inc.	4,762,676	510,273
	CME Group Inc.	2,413,774	483,286
*	Fiserv Inc.	4,090,413	462,053
	Aon plc Class A (XNYS)	1,361,196	441,327
*	PayPal Holdings Inc.	7,368,205	430,745
	Intercontinental Exchange Inc.	3,840,355	422,516
	US Bancorp	10,444,380	345,291
	Moody's Corp.	1,058,809	334,764
	Arthur J Gallagher & Co.	1,445,912	329,567
	PNC Financial Services Group Inc.	2,671,363	327,963
	American International Group Inc.	4,776,116	289,433
	Aflac Inc.	3,626,976	278,370
	MSCI Inc.	530,474	272,176
	MetLife Inc.	4,237,249	266,565
	Truist Financial Corp.	8,943,168	255,864
	Travelers Cos. Inc.	1,535,840	250,818
	Capital One Financial Corp.	2,558,257	248,279
	Prudential Financial Inc.	2,437,726	231,316
	Ameriprise Financial Inc.	688,282	226,913
	Fidelity National Information Services Inc.	3,977,822	219,854
	Bank of New York Mellon Corp.	4,862,238	207,374
	Global Payments Inc.	1,745,882	201,457
*	Arch Capital Group Ltd.	2,501,012	199,356
	Allstate Corp.	1,756,421	195,683
	T Rowe Price Group Inc.	1,506,102	157,945
	Willis Towers Watson plc	703,977	147,103
	Hartford Financial Services Group Inc.	2,054,278	145,669
	Discover Financial Services	1,678,295	145,391
	State Street Corp.	2,139,509	143,261
	M&T Bank Corp.	1,112,008	140,613
	Raymond James Financial Inc.	1,262,144	126,757
*	FleetCor Technologies Inc.	496,020	126,654
	Fifth Third Bancorp	4,569,960	115,757
	FactSet Research Systems Inc.	256,115	111,989
	Cboe Global Markets Inc.	708,040	110,603
	Nasdaq Inc.	2,273,201	110,455
	Brown & Brown Inc.	1,579,348	110,302
	Regions Financial Corp.	6,297,987	108,325
	Everest Group Ltd.	291,426	108,314
	Principal Financial Group Inc.	1,493,275	107,620
	Cincinnati Financial Corp.	1,052,049	107,614
	Huntington Bancshares Inc.	9,715,408	101,040
	Northern Trust Corp.	1,389,525	96,544
	W R Berkley Corp.	1,366,349	86,749
	Synchrony Financial	2,807,152	85,815
	Citizens Financial Group Inc.	3,167,917	84,900
	Loews Corp.	1,242,329	78,652
	Jack Henry & Associates Inc.	487,618	73,699
	KeyCorp.	6,278,518	67,557
	Globe Life Inc.	584,085	63,508
	MarketAxess Holdings Inc.	252,139	53,867
	Assurant Inc.	353,995	50,827
	Franklin Resources Inc.	1,903,013	46,776
	Invesco Ltd.	3,010,300	43,710
	Comerica Inc.	881,537	36,628

		Shares	Market Value ($000)
	Zions Bancorp NA	997,714	34,810
			30,806,990
Health Care (13.3%)
	UnitedHealth Group Inc.	6,215,572	3,133,829
	Eli Lilly & Co.	5,350,513	2,873,921
	Johnson & Johnson	16,157,585	2,516,544
	AbbVie Inc.	11,843,384	1,765,375
	Merck & Co. Inc.	17,026,414	1,752,869
	Thermo Fisher Scientific Inc.	2,589,598	1,310,777
	Pfizer Inc.	37,884,126	1,256,616
	Abbott Laboratories	11,644,908	1,127,809
	Danaher Corp.	4,409,173	1,093,916
	Amgen Inc.	3,589,169	964,625
	Bristol-Myers Squibb Co.	14,017,600	813,582
	Medtronic plc	8,932,758	699,971
*	Intuitive Surgical Inc.	2,357,789	689,158
	Elevance Health Inc.	1,581,298	688,529
	Gilead Sciences Inc.	8,360,694	626,550
	Stryker Corp.	2,268,237	619,841
*	Vertex Pharmaceuticals Inc.	1,731,811	602,220
	CVS Health Corp.	8,618,644	601,754
*	Regeneron Pharmaceuticals Inc.	716,205	589,408
	Cigna Group	1,986,121	568,170
	Zoetis Inc.	3,088,802	537,390
*	Boston Scientific Corp.	9,825,955	518,810
	Becton Dickinson and Co.	1,946,795	503,305
	Humana Inc.	831,438	404,511
	McKesson Corp.	905,263	393,654
	HCA Healthcare Inc.	1,350,262	332,137
*	Edwards Lifesciences Corp.	4,078,411	282,552
*	Centene Corp.	3,631,751	250,155
*	Biogen Inc.	972,021	249,819
*	IDEXX Laboratories Inc.	556,753	243,451
*	DexCom Inc.	2,604,251	242,977
*	IQVIA Holdings Inc.	1,229,292	241,863
*	Moderna Inc.	2,220,545	229,360
	Agilent Technologies Inc.	1,982,673	221,703
	Cencora Inc.	1,117,908	201,190
	West Pharmaceutical Services Inc.	495,859	186,051
	GE Healthcare Inc.	2,623,990	178,536
*	Mettler-Toledo International Inc.	146,740	162,598
	Zimmer Biomet Holdings Inc.	1,402,099	157,344
	Cardinal Health Inc.	1,707,617	148,255
*	Illumina Inc.	1,062,228	145,823
*	Align Technology Inc.	477,388	145,756
	ResMed Inc.	985,292	145,695
	STERIS plc	662,433	145,351
*	Molina Healthcare Inc.	391,306	128,305
	Baxter International Inc.	3,397,798	128,233
	Laboratory Corp. of America Holdings	594,724	119,569
*	Hologic Inc.	1,644,641	114,138
*	Waters Corp.	396,236	108,652
	Cooper Cos. Inc.	331,819	105,522
	Revvity Inc.	832,685	92,178
	Quest Diagnostics Inc.	752,695	91,723
	Viatris Inc.	8,062,041	79,492
*	Insulet Corp.	468,246	74,681
*	Incyte Corp.	1,248,881	72,148

		Shares	Market Value ($000)
	Bio-Techne Corp.	1,056,518	71,917
*	Charles River Laboratories International Inc.	343,972	67,412
*	Henry Schein Inc.	875,740	65,024
	Teleflex Inc.	314,951	61,860
*	Catalent Inc.	1,207,862	54,994
	Universal Health Services Inc. Class B	417,081	52,440
*	Bio-Rad Laboratories Inc. Class A	140,107	50,221
	DENTSPLY SIRONA Inc.	1,413,597	48,289
*	DaVita Inc.	361,198	34,144
	Organon & Co.	1,723,925	29,927
			32,214,619
Industrials (8.3%)
	Caterpillar Inc.	3,422,853	934,439
	Union Pacific Corp.	4,089,483	832,741
	Honeywell International Inc.	4,455,046	823,025
	General Electric Co.	7,302,642	807,307
	United Parcel Service Inc. Class B (XNYS)	4,853,579	756,527
*	Boeing Co.	3,804,596	729,265
	RTX Corp.	9,765,989	702,858
	Deere & Co.	1,829,559	690,439
	Automatic Data Processing Inc.	2,764,335	665,044
	Lockheed Martin Corp.	1,503,674	614,943
	Eaton Corp. plc	2,676,889	570,927
	Illinois Tool Works Inc.	1,846,128	425,182
	Northrop Grumman Corp.	954,235	420,045
	CSX Corp.	13,463,408	414,000
	FedEx Corp.	1,552,688	411,338
	Waste Management Inc.	2,473,040	376,990
	Emerson Electric Co.	3,833,898	370,240
	3M Co.	3,703,399	346,712
	General Dynamics Corp.	1,520,251	335,930
	Parker-Hannifin Corp.	860,747	335,278
*	TransDigm Group Inc.	370,060	312,009
	Trane Technologies plc	1,532,798	311,020
	Carrier Global Corp.	5,622,333	310,353
	Norfolk Southern Corp.	1,523,100	299,944
	PACCAR Inc.	3,507,310	298,192
	Cintas Corp.	580,173	279,069
*	Copart Inc.	5,828,555	251,152
	Paychex Inc.	2,154,776	248,510
	Old Dominion Freight Line Inc.	600,861	245,836
	Johnson Controls International plc	4,562,798	242,786
	Verisk Analytics Inc.	973,081	229,881
	AMETEK Inc.	1,548,390	228,790
	Otis Worldwide Corp.	2,761,677	221,790
	L3Harris Technologies Inc.	1,269,959	221,125
	Rockwell Automation Inc.	771,080	220,429
	Cummins Inc.	950,758	217,210
	Fastenal Co.	3,833,849	209,482
	WW Grainger Inc.	298,547	206,547
	United Rentals Inc.	458,521	203,845
	Republic Services Inc.	1,380,448	196,728
	Quanta Services Inc.	974,775	182,351
	Fortive Corp.	2,364,389	175,343
	Ingersoll Rand Inc. (XYNS)	2,715,714	173,045
	Delta Air Lines Inc.	4,317,699	159,755
	Equifax Inc.	822,844	150,729
	Xylem Inc.	1,617,738	147,263

		Shares	Market Value ($000)
	Broadridge Financial Solutions Inc.	792,552	141,906
	Dover Corp.	937,097	130,734
	Westinghouse Air Brake Technologies Corp.	1,203,319	127,877
	Howmet Aerospace Inc.	2,628,826	121,583
	Jacobs Solutions Inc.	845,413	115,399
	Expeditors International of Washington Inc.	993,721	113,910
	Southwest Airlines Co.	4,005,695	108,434
	IDEX Corp.	506,884	105,442
	Textron Inc.	1,329,359	103,876
	JB Hunt Transport Services Inc.	548,356	103,376
*	Axon Enterprise Inc.	472,279	93,979
*	United Airlines Holdings Inc.	2,206,278	93,326
	Snap-on Inc.	354,783	90,491
	Stanley Black & Decker Inc.	1,030,154	86,100
	Paycom Software Inc.	330,755	85,755
	Leidos Holdings Inc.	921,424	84,918
	Nordson Corp.	362,554	80,911
	Masco Corp.	1,507,962	80,601
	Pentair plc	1,110,507	71,905
*	Ceridian HCM Holding Inc.	1,042,402	70,727
	Rollins Inc.	1,885,608	70,390
	CH Robinson Worldwide Inc.	778,619	67,062
	Allegion plc	589,275	61,402
*	American Airlines Group Inc.	4,362,277	55,881
	A O Smith Corp.	835,763	55,269
	Huntington Ingalls Industries Inc.	267,322	54,689
	Robert Half Inc.	717,196	52,556
*	Generac Holdings Inc.	418,929	45,647
*	Alaska Air Group Inc.	846,800	31,399
			20,011,959
Information Technology (27.4%)
	Apple Inc.	98,610,773	16,883,150
	Microsoft Corp.	49,853,545	15,741,257
	NVIDIA Corp.	16,573,626	7,209,362
	Broadcom Inc.	2,769,000	2,299,876
*	Adobe Inc.	3,058,415	1,559,486
	Cisco Systems Inc.	27,341,606	1,469,885
*	Salesforce Inc.	6,535,574	1,325,284
	Accenture plc Class A	4,232,721	1,299,911
	Oracle Corp.	10,563,284	1,118,863
*	Advanced Micro Devices Inc.	10,841,050	1,114,677
	Intel Corp.	28,101,001	998,991
	Texas Instruments Inc.	6,091,956	968,682
	Intuit Inc.	1,879,241	960,179
	International Business Machines Corp.	6,112,780	857,623
	QUALCOMM Inc.	7,488,184	831,638
	Applied Materials Inc.	5,634,290	780,067
*	ServiceNow Inc.	1,368,887	765,153
	Analog Devices Inc.	3,364,165	589,032
	Lam Research Corp.	894,339	560,545
	Micron Technology Inc.	7,349,163	499,963
*	Palo Alto Networks Inc.	2,052,313	481,144
*	Synopsys Inc.	1,020,961	468,590
*	Cadence Design Systems Inc.	1,823,709	427,295
	KLA Corp.	917,261	420,711
	Roper Technologies Inc.	716,024	346,756
	NXP Semiconductors NV	1,729,622	345,786
	Amphenol Corp. Class A	4,003,231	336,231

		Shares	Market Value ($000)
*	Arista Networks Inc.	1,682,522	309,466
	Motorola Solutions Inc.	1,120,234	304,972
*	Autodesk Inc.	1,433,700	296,647
	Microchip Technology Inc.	3,651,503	285,000
*	ON Semiconductor Corp.	2,894,520	269,046
	TE Connectivity Ltd.	2,107,770	260,373
*	Fortinet Inc.	4,372,112	256,555
	Cognizant Technology Solutions Corp. Class A	3,387,286	229,455
*	Gartner Inc.	529,376	181,899
	CDW Corp.	900,001	181,584
*	ANSYS Inc.	582,369	173,284
*	Keysight Technologies Inc.	1,196,479	158,306
	Corning Inc.	5,153,230	157,019
	Hewlett Packard Enterprise Co.	8,675,648	150,696
	HP Inc.	5,816,368	149,481
	Monolithic Power Systems Inc.	320,776	148,198
*	Fair Isaac Corp.	166,930	144,984
*	Teledyne Technologies Inc.	315,695	128,987
*	VeriSign Inc.	602,530	122,030
*	First Solar Inc.	717,408	115,926
*	PTC Inc.	797,859	113,041
*	Enphase Energy Inc.	915,693	110,020
*	Tyler Technologies Inc.	282,692	109,159
*	Akamai Technologies Inc.	1,018,262	108,486
	NetApp Inc.	1,416,233	107,464
	Skyworks Solutions Inc.	1,070,938	105,584
	Teradyne Inc.	1,034,011	103,877
*	EPAM Systems Inc.	388,484	99,331
*	Western Digital Corp.	2,142,523	97,763
*	Trimble Inc.	1,666,147	89,739
	Seagate Technology Holdings plc	1,293,703	85,320
*	Zebra Technologies Corp. Class A	344,517	81,489
	Gen Digital Inc. (XNGS)	3,777,350	66,783
*	F5 Inc.	397,879	64,114
*	Qorvo Inc.	657,198	62,743
	Juniper Networks Inc.	2,162,809	60,104
*	SolarEdge Technologies Inc.	380,245	49,245
*	DXC Technology Co.	1,377,081	28,685
			66,226,992
Materials (2.4%)
	Linde plc	3,274,074	1,219,101
	Air Products and Chemicals Inc.	1,490,665	422,454
	Sherwin-Williams Co.	1,587,500	404,892
	Freeport-McMoRan Inc.	9,618,969	358,691
	Ecolab Inc.	1,702,184	288,350
	Nucor Corp.	1,668,686	260,899
	Corteva Inc.	4,761,200	243,583
	Dow Inc.	4,716,680	243,192
	DuPont de Nemours Inc.	3,081,089	229,818
	PPG Industries Inc.	1,581,791	205,317
	Newmont Corp.	5,335,465	197,145
	Vulcan Materials Co.	890,854	179,970
	Martin Marietta Materials Inc.	415,035	170,364
	LyondellBasell Industries NV Class A	1,720,345	162,917
	Albemarle Corp.	786,784	133,785
	International Flavors & Fragrances Inc.	1,712,537	116,744
	Steel Dynamics Inc.	1,045,909	112,142
	CF Industries Holdings Inc.	1,295,772	111,100

		Shares	Market Value ($000)
	Ball Corp.	2,116,006	105,335
	Avery Dennison Corp.	539,635	98,575
	Packaging Corp. of America	603,611	92,685
	Amcor plc	9,848,274	90,210
	Celanese Corp.	669,833	84,077
	International Paper Co.	2,315,233	82,121
	Mosaic Co.	2,233,246	79,504
	Westrock Co.	1,720,339	61,588
	Eastman Chemical Co.	792,979	60,837
	FMC Corp.	835,279	55,939
	Sealed Air Corp.	973,176	31,979
			5,903,314
Real Estate (2.4%)
	Prologis Inc.	6,198,945	695,584
	American Tower Corp.	3,127,912	514,385
	Equinix Inc.	627,797	455,944
	Welltower Inc.	3,479,268	285,022
	Public Storage	1,061,473	279,719
	Crown Castle Inc.	2,911,733	267,967
	Digital Realty Trust Inc.	2,029,974	245,667
	Realty Income Corp.	4,758,227	237,626
	Simon Property Group Inc.	2,196,492	237,287
*	CoStar Group Inc.	2,741,970	210,830
	VICI Properties Inc.	6,804,003	197,996
	Extra Space Storage Inc.	1,417,486	172,338
	AvalonBay Communities Inc.	952,898	163,651
*	CBRE Group Inc. Class A	2,080,362	153,656
	Weyerhaeuser Co.	4,906,081	150,420
	SBA Communications Corp.	726,750	145,474
	Equity Residential	2,314,738	135,898
	Invitation Homes Inc.	3,861,493	122,371
	Iron Mountain Inc.	1,958,022	116,404
	Ventas Inc.	2,699,569	113,733
	Alexandria Real Estate Equities Inc.	1,045,325	104,637
	Mid-America Apartment Communities Inc.	782,496	100,668
	Essex Property Trust Inc.	430,473	91,299
	Host Hotels & Resorts Inc.	4,775,119	76,736
	Kimco Realty Corp.	4,148,185	72,967
	UDR Inc.	2,033,064	72,519
	Camden Property Trust	717,713	67,881
	Healthpeak Properties Inc.	3,679,942	67,564
	Regency Centers Corp.	1,102,736	65,547
	Boston Properties Inc.	966,870	57,509
	Federal Realty Investment Trust	492,221	44,610
			5,723,909
Utilities (2.4%)
	NextEra Energy Inc.	13,579,970	777,997
	Southern Co.	7,318,425	473,648
	Duke Energy Corp.	5,172,130	456,492
	Sempra	4,222,047	287,226
	American Electric Power Co. Inc.	3,458,183	260,125
	Exelon Corp.	6,675,006	252,249
	Dominion Energy Inc.	5,616,778	250,901
	Constellation Energy Corp.	2,157,049	235,291
*	PG&E Corp.	14,027,741	226,267
	Xcel Energy Inc.	3,702,375	211,850
	Consolidated Edison Inc.	2,312,994	197,830

		Shares	Market Value ($000)
	Public Service Enterprise Group Inc.	3,351,104	190,711
	WEC Energy Group Inc.	2,117,504	170,565
	Edison International	2,570,686	162,699
	American Water Works Co. Inc.	1,306,509	161,785
	DTE Energy Co.	1,381,822	137,187
	Eversource Energy	2,339,170	136,023
	Ameren Corp.	1,763,782	131,984
	Entergy Corp.	1,417,284	131,099
	FirstEnergy Corp.	3,466,153	118,473
	PPL Corp.	4,936,841	116,312
	CenterPoint Energy Inc.	4,236,792	113,758
	Atmos Energy Corp.	997,659	105,682
	CMS Energy Corp.	1,957,336	103,954
	Alliant Energy Corp.	1,696,044	82,173
	Evergy Inc.	1,541,669	78,163
	NiSource Inc.	2,777,436	68,547
	AES Corp.	4,491,076	68,264
	NRG Energy Inc.	1,531,807	59,005
	Pinnacle West Capital Corp.	762,881	56,209
			5,822,469
Total Common Stocks (Cost $88,195,475)			241,025,219
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 5.391% (Cost $168,050)	1,680,861	168,069
Total Investments (99.8%) (Cost $88,363,525)			241,193,288
Other Assets and Liabilities—Net (0.2%)			431,911
Net Assets (100%)			241,625,199
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,567,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,786,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	1,932	417,843	(17,689)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of New York Mellon Corp.	8/30/24	BANA	10,023	(5.876)	—	(31)
Bank of New York Mellon Corp.	8/30/24	BANA	5,331	(5.880)	—	(26)
Clorox Co.	1/31/24	GSI	36,550	(5.324)	—	(3,850)
Goldman Sachs Group Inc.	8/29/25	BANA	66,332	(6.030)	237	—
					237	(3,907)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	241,025,219	—	—	241,025,219
Temporary Cash Investments	168,069	—	—	168,069
Total	241,193,288	—	—	241,193,288
Derivative Financial Instruments
Assets
Swap Contracts	—	237	—	237
Liabilities
Futures Contracts[1]	17,689	—	—	17,689
Swap Contracts	—	3,907	—	3,907
Total	17,689	3,907	—	21,596
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.